Accounting Policies, by Policy (Policies)	6 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Accounting Standards Issued But Not Yet Effective

Accounting Standards Issued But Not Yet Effective

A number of new standards, and amendments to standards and interpretations, are not yet effective for the period ended September 30, 2025, and have not been early adopted in preparing these consolidated financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18 – Presentation and Disclosure in Financial Statements which will replace IAS 1, Presentation of Financial Statements. The key new concepts introduced in IFRS 18 relate to the structure of the statement of earnings (loss), required disclosures in the financial statements for certain earnings or loss performance measures that are reported outside an entity’s financial statements and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. IFRS 18 will apply for reporting periods beginning on or after January 1, 2027, and also applies to comparative information. The Company is still in the process of assessing the impact of this standard on its consolidated financial statements.

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates and are not expected to have a significant impact on the Company’s consolidated financial statements.